Taxation - Income tax expense benefit (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%
Tax effect of preferential treatments	(1.70%)	(1.20%)	37.40%
Tax effect of permanent difference	(2.40%)	(8.30%)	243.20%
Tax effect of R&D deduction and others	(2.80%)	(2.70%)	23.40%
Change in valuation allowance	6.20%	24.20%	(273.00%)
Effective tax rates	24.30%	37.00%	56.00%